Segment Reporting (Details) - Schedule of revenue by international markets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
China [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 18,033,220	$ 10,638,503	$ 9,558,270
Percentage of sales	67.02%	57.11%	67.68%
Poland [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 1,607,394	$ 1,129,165	$ 555,097
Percentage of sales	5.97%	6.06%	3.93%
Mexico [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 1,217,732		$ 465,042
Percentage of sales	4.53%		3.29%
Canada [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 971,909
Percentage of sales	3.61%
U.K. [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 879,733	$ 790,326
Percentage of sales	3.27%	4.24%
France [Member]
Segment Reporting Information [Line Items]
Sales Amount		$ 1,202,988	$ 886,074
Percentage of sales		6.46%	6.27%
U.K. [Member]
Segment Reporting Information [Line Items]
Sales Amount		$ 1,071,869	$ 309,180
Percentage of sales		5.75%	2.19%